Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment

20. Property, Plant and Equipment

	Land &	Plant &
	Buildings	Equipment	Total
	(In millions)
Cost:
At January 1, 2011	$375.9	$319.9	$695.8
Additions	19.4	9.4	28.8
Impairment	(29.8)	(14.6)	(44.4)
Disposals	(283.3)	(250.8)	(534.1)

At December 31, 2011	$82.2	$63.9	$146.1

Additions	2.7	6.0	8.7
Disposals	(3.4)	(13.4)	(16.8)

At December 31, 2012	$81.5	$56.5	$138.0

Accumulated depreciation and impairment:
At January 1, 2011	$(167.2)	$(241.1)	$(408.3)
Charged in year	(8.6)	(11.3)	(19.9)
Impairment	21.5	12.9	34.4
Disposals	132.6	198.3	330.9

At December 31, 2011	$(21.7)	$(41.2)	$(62.9)

Charged in year	(5.9)	(4.3)	(10.2)
Impairment	(50.1)	(14.2)	(64.3)
Disposals	0.7	11.4	12.1

At December 31, 2012	(77.0)	(48.3)	(125.3)

Net book value: December 31, 2012	$4.5	$8.2	$12.7

Net book value: December 31, 2011	$60.5	$22.7	$83.2

During 2012, we recorded an asset impairment charge of $64.3 million within other net charges in the Consolidated Statement of Operations relating to the planned closure of our facilities in South San Francisco following the separation of the Prothena Business and cessation of the remaining early stage research activities. For additional information on this transaction, refer to Note 12.

On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT. In connection with this transaction, we disposed of land and buildings with a net book value of $150.7 million and plant and equipment with a net book value of $51.3 million related to EDT. For additional information on this transaction, refer to Note 12.

During 2011, we recorded an asset impairment charge of $10.0 million within other net charges in the Consolidated Statement of Operations relating to a consolidation of facilities in South San Francisco and the closure of EDT’s King of Prussia, Pennsylvania site.

We had no assets acquired under capital leases as of December 31, 2012 or 2011.